Expenses - Disclosure of Expenses (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Breakdown of expenses by nature
Research and development	[1]	$ 12,020,714	$ 15,572,040	$ 13,770,953
Employee benefits expenses		3,856,038	3,903,194	3,832,590
Amortisation of Intellectual property		1,866,067	1,930,376	1,863,652
Employee share-based payment expenses		1,702,159	1,724,282	1,581,987
Intellectual property management		759,041	2,386,424	699,741
Auditor's remuneration		289,202	282,580	297,028
Depreciation		204,049	149,263	15,499
Other administrative expenses		2,821,615	2,863,141	2,775,063
Total Research & Development and Corporate & administrative expenses		$ 23,518,885	$ 28,811,300	$ 24,836,513

[1]	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.